Revenue from Contracts with Customers - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets	$ 874	$ 743	$ 672
Contract liabilities	156	174	177
Net contract assets	$ 718	$ 569	$ 495